Average Annual Total Returns - FidelitySeriesTotalMarketIndexFund-PRO - FidelitySeriesTotalMarketIndexFund-PRO - Fidelity Series Total Market Index Fund	Apr. 29, 2025
Fidelity Series Total Market Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	23.91%
Past 5 years	13.80%
Since Inception	14.04%	[1]
Fidelity Series Total Market Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	23.53%
Past 5 years	13.33%
Since Inception	13.55%	[1]
Fidelity Series Total Market Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	14.41%
Past 5 years	10.96%
Since Inception	11.23%	[1]
WA006
Average Annual Return:
Past 1 year	23.88%
Past 5 years	13.78%
Since Inception	14.02%

[1]	A From April 26, 2019 .